Stock-based Compensation [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
MUFG, BTMU, MUTB, MUSHD and MUMSS Stock Acquisition Rights [Member]
Summary of Stock Acquisition Rights Transactions [Table Text Block]

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	19,170,400	¥1
Granted	2,058,600	1
Exercised	(3,702,800)	1
Forfeited or Expired	(50,100)	1

Outstanding, end of fiscal year	17,476,100	¥1	26.27	¥9,096

Exercisable, end of fiscal year	—	¥—	—	¥—

Fair Value Assumption of Stock Acquisition Rights [Table Text Block]

	Fiscal years ended March 31,
	2014	2015	2016
Risk-free interest rate	0.22%	0.11%	0.07%
Expected volatility	30.16%	28.74%	28.03%
Expected term	4 years	4 years	4 years
Expected dividend yield	1.96%	2.67%	2.06%

Stock Bonus Plans [Member] | MUAH [Member]
Summary of Share-based Compensation Restricted Stock Units Award [Table Text Block]

Grant Date	Units Granted	Fair Value of Stock	Vesting Duration	Pro-rata Vesting Date
April 15, 2013	3,656,340	$6.66	3 years	April 15
July 15, 2013	78,725	6.67	3 years	July 15
April 15, 2014	9,135,710	5.40	3 years	April 15
July 10, 2014	56,056	5.91	3 years	July 10
September 15, 2014	46,552	5.80	3 years	September 15
July 15, 2015	11,469,343	7.18	3 years	July 15
July 15, 2015	550,140	7.18	46 months	May 18
December 16, 2015	486,004	6.43	25 months	January 15

Roll-forward of Restricted Stock Units under Stock Bonus Plans [Table Text Block]

	Restricted Stock Units
	2014	2015
Units outstanding, beginning of fiscal year	7,851,017	15,101,489
Activity during the year:
HQA Plan units outstanding as of July 1, 2014	3,315,313	—
Granted	9,238,318	12,505,487
Vested	(4,351,084)	(7,423,603)
Forfeited	(952,075)	(774,264)

Units outstanding, end of fiscal year	15,101,489	19,409,109

Summary of Compensation Costs and Tax Benefits [Table Text Block]

	2013	2014	2015
	(in millions)
Compensation costs	¥2,051	¥3,599	¥6,537
Tax benefit	781	1,376	2,542
Unrecognized compensation costs	2,846	5,063	7,598